Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Instruments [Abstract]
Total Long-Term Debt, Net of Debt Issuance Costs
At December 31, 2021 and 2020, total long-term debt, net of debt issuance costs of $8.4 million and $10.7 million, respectively, consists of the following:

(in thousands)	2021	2020
0.875% Senior Unsecured Cash Convertible Notes due 2021	$—	$200
0.500% Senior Unsecured Cash Convertible Notes due 2023	375,149	361,304
1.000% Senior Unsecured Cash Convertible Notes due 2024	446,503	429,496
0.000% Senior Unsecured Convertible Notes due 2027	496,804	442,481
3.75% Series B Senior Notes due October 16, 2022	301,843	304,761
3.90% Series C Senior Notes due October 16, 2024	26,967	26,956
German Private Placement (Schuldschein)	294,504	357,551
Total long-term debt	1,941,770	1,922,749
Less current portion	847,626	42,539
Long-term portion	$1,094,144	$1,880,210
Repayments of long-term debt for the years ended December 31, 2021, 2020 and 2019 consisted of:

(in thousands)	2021	2020	2019
German Private Placement (Schuldschein)	$41,145	$—	$—
0.875% Senior Unsecured Cash Convertible Notes due 2021	200	296,400	3,400
0.375% Senior Unsecured Cash Convertible Notes due 2019	—	—	430,000
3.19% Series A Senior Notes due October 16, 2019	—	—	73,000
	$41,345	$296,400	$506,400
The principal amount, carrying amount and fair values of long-term debt instruments are summarized below:

	As of December 31, 2021
(in thousands)	Principal Amount	Unamortized debt discount and issuance costs	Carrying Amount	Fair Value
				Amount	Leveling
Cash Convertible Notes due 2023	$400,000	($24,851)	$375,149	$547,256	Level 1
Cash Convertible Notes due 2024	500,000	(53,497)	446,503	647,100	Level 1
Convertible Notes due 2027	500,000	(3,196)	496,804	536,400	Level 1
U.S. Private Placement (1)	328,971	(161)	328,810	331,566	Level 2
German Private Placement	294,738	(234)	294,504	296,587	Level 2
	$2,023,709	($81,939)	$1,941,770	$2,358,909

	As of December 31, 2020
(in thousands)	Principal Amount, net of equity component	Unamortized debt discount and issuance costs	Carrying Amount	Fair Value
				Amount	Leveling
Cash Convertible Notes due 2021	$200	$—	$200	$370	Level 1
Cash Convertible Notes due 2023	400,000	(38,696)	361,304	530,376	Level 1
Cash Convertible Notes due 2024	500,000	(70,504)	429,496	636,455	Level 1
Convertible Notes due 2027(2)	445,948	(3,467)	442,481	510,930	Level 1
U.S. Private Placement (1)	332,042	(325)	331,717	337,747	Level 2
German Private Placement	357,911	(360)	357,551	361,957	Level 2
	$2,036,101	($113,352)	$1,922,749	$2,377,835
(1)The principal amount of the U.S. Private Placement includes the $2.0 million and $5.0 million as of December 31, 2021 and 2020, respectively for the impact of the interest rate swaps which qualify for hedge accounting as fair value hedges which are further discussed in Note 14 "Derivatives and Hedging".
(2)As of December 31, 2020, $54.1 million was allocated to the equity component, representing the conversion option. ASU 2020-06 was adopted on January 1, 2021 as discussed in Note 2 "Effects of New Accounting Pronouncements".

Future Maturities of Long-Term Debt
Future maturities (stated at the carrying values) of long-term debt as of December 31, 2021, are as follows:

Years ending December 31, (in thousands)
2022	$847,626
2023	—
2024	580,946
2025	—
2026	—
thereafter	513,198
$1,941,770

Interest Expense Related to the Cash Convertible Notes
Interest expense for the years ended December 31, 2021 and 2020 related to the 2027 Notes and the Cash Convertible Notes was comprised of the following:

(in thousands)	2021	2020
Coupon interest	$7,000	$9,025
Amortization of original issuance discount	28,864	38,229
Amortization of debt issuance costs	2,521	2,942
Total interest expense	$38,385	$50,196

Interest Rate, Corresponding Maturities, and Contingent Conversion Periods of Cash Convertible Notes	The interest rate and corresponding maturity of each Note are summarized in the table below. The Cash Convertible Notes that remain outstanding as of December 31, 2021 are solely convertible into cash in whole, but not in part, at the option of noteholders under the circumstances described below and during the contingent conversion periods as shown in the table below.

Cash Convertible Notes	Annual Interest Rate	Date of Interest Payments	Maturity Date	Contingent Conversion Period	Conversion Rate per $200,000 Principal Amount
2023 Notes	0.500%	March 13 and September 13	September 13, 2023	From October 24, 2017 to March 13, 2023	4,829.7279
2024 Notes	1.000%	May 13 and November 13	November 13, 2024	From December 24, 2018 to August 2, 2024	4,360.3098

Summary of German Private Placement Tranches	A summary of the tranches is as follows:

				Carrying Value (in thousands) as of December 31,
Currency	Notional Amount	Interest Rate	Maturity	2021	2020
EUR	€11.5 million	Fixed 0.4%	March 2021	$—	$14,115
EUR	€23.0 million	Floating EURIBOR + 0.4%	March 2021	—	28,224
EUR	€21.5 million	Fixed 0.68%	October 2022	24,340	26,361
EUR	€64.5 million	Floating EURIBOR + 0.5%	October 2022	73,020	79,083
USD	$45.0 million	Floating LIBOR + 1.2%	October 2022	44,976	44,948
EUR	€25.0 million	Floating EURIBOR + 0.5%	October 2022	28,298	30,642
EUR	€64.0 million	Fixed 1.09%	June 2024	72,405	78,429
EUR	€31.0 million	Floating EURIBOR + 0.7%	June 2024	35,071	37,989
EUR	€14.5 million	Fixed 1.61%	June 2027	16,394	17,760
				$294,504	$357,551